SUMMARY OF STOCK OPTION ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Options, Outstanding and expected to vest	3,803,417	3,935,218	3,665,931
Weighted average exercise price, Outstanding and expected to vest	$ 19.17	$ 17.43	$ 15.45
Aggregate Intrinsic value, Outstanding and expected to vest	$ 46,903	$ 55,344	$ 58,697
Weighted average grant date fair value, Outstanding and expected to vest	$ 15.84	$ 14.43	$ 12.84
Weighted average remaining contractual term, Outstanding		6 years 9 months 18 days	8 years	8 years 9 months 18 days
Options, Granted	746,847	355,683	597,147
Weighted average exercise price, Granted	$ 31.50	$ 31.50	$ 30.39
Aggregate Intrinsic value, Granted	$ 9,634
Weighted average grant date fair value, Granted	$ 37.83	$ 25.53	$ 24.87
Weighted average remaining contractual term, Granted	9 years 1 month 6 days	9 years 8 months 12 days	9 years 4 months 24 days
Options, Exercised		(642)
Weighted average exercise price, Exercised		$ 11.40
Aggregate Intrinsic value, Exercised		$ 46,903	$ 55,344	$ 58,697
Weighted average grant date fair value, Exercised		$ 9.96
Options, Forfeited	(38,712)	(11,988)	(327,860)
Weighted average exercise price, Forfeited	$ 31.50	$ 31.29	$ 18.84
Aggregate Intrinsic value, Forfeited	$ 499
Weighted average grant date fair value, Forfeited	$ 28.30	$ 26.25	15.93
Options, Expired	(118,367)	(474,854)
Weighted average exercise price, Expired	$ 15.44	$ 14.10
Aggregate Intrinsic value, Expired	$ 5,995
Weighted average grant date fair value, Expired	$ 11.26	11.31
Options, Outstanding and expected to vest	4,393,185
Weighted average exercise price, Outstanding and expected to vest	$ 21.18	19.17	17.43	$ 15.45
Aggregate Intrinsic value, Outstanding and expected to vest	$ 102,030
Weighted average grant date fair value, Outstanding and expected to vest	$ 19.52	$ 15.84	$ 14.43	$ 12.84
Weighted average remaining contractual term, Outstanding and expected to vest	6 years 9 months 25 days	6 years 9 months 18 days
Options, Vested and exercisable	3,528,779	3,347,404
Weighted average exercise price, Vested and exercisable	$ 19.15	$ 18.18
Aggregate Intrinsic value, Vested and exercisable	$ 89,100	$ 44,561
Weighted average grant date fair value, Vested and exercisable	16.50	15.09
Weighted average remaining contractual term, Vested and exercisable	6 years 3 months 18 days	6 years 6 months
Options, Outstanding and expected to vest		3,803,417	3,935,218	3,665,931
Aggregate Intrinsic value, Outstanding and expected to vest		$ 46,903	$ 55,344	$ 58,697